LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Loss Per Share Details
Loss available to common shareholders (numerator)	$ (240,059,147)	$ (15,707)	$ (20,914,263)	$ (64,046)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	1,500,878	368,200	1,038,755	368,200
Loss per share	$ (160)	$ (0.04)	$ (20.13)	$ (0.17)